Longterm Incentive Plans (Details 4) - $ / shares	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Statement [Line Items]
Number of options, outstanding, beginning	2,922,712	1,472,500	1,369,183
Number of options, Granted	1,270,000	1,430,000	807,500
Number of options, outstanding, ending	2,410,000	2,922,712	1,472,500
Weighted average exercise price, outstanding, beginnig	$ 2.56	$ 3.82	$ 4.60
Weighted average exercise price, Granted	0.48	1.03	3.19
Weighted average exercise price, outstanding, ending	$ 0.76	$ 2.56	$ 3.82
Weighted average remaining contractual life, outstanding, beginning	2 years 2 months 8 days	3 years 29 days	3 years 3 months 3 days
Weighted average remaining contractual life, Granted	2 years 4 months 28 days	3 years 3 days	4 years 4 months 17 days
Weighted average remaining contractual life, outstanding, ending	1 year 11 months 23 days	2 years 2 months 9 days	3 years 29 days
MedMelior [Member]
Statement [Line Items]
Number of options, outstanding, beginning	0
Number of options, Granted	1,100,000
Number of options, outstanding, ending	1,100,000
Weighted average exercise price, outstanding, beginnig	$ 0
Weighted average exercise price, Granted	0.10
Weighted average exercise price, outstanding, ending	$ 0.10
Weighted average remaining contractual life, outstanding, beginning	0 years
Weighted average remaining contractual life, Granted	3 years
Weighted average remaining contractual life, outstanding, ending	2 years 10 months 28 days